Summary of material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2023
Summary Of Accounting Policies [Abstract]
Schedule of Principal Foreign Currency Exchange Rates
The following table presents the principal foreign currency exchange rates used by the Group to translate other currencies into Euro:

	2023		2022		2021
	At December 31,	Average	At December 31,	Average	At December 31,	Average
U.S. Dollar	1.105	1.081	1.067	1.053	1.133	1.183
Swiss Franc	0.926	0.972	0.985	1.005	1.033	1.081
Chinese Renminbi	7.851	7.660	7.358	7.079	7.195	7.629
Pound Sterling	0.869	0.870	0.887	0.853	0.840	0.860
Hong Kong Dollar	8.631	8.465	8.316	8.245	8.833	9.193
Singapore Dollar	1.459	1.452	1.430	1.451	1.528	1.589
United Arab Emirates Dirham	4.058	3.971	3.917	3.867	4.160	4.344
Japanese Yen	156.330	151.990	140.660	138.027	130.380	129.877
South Korean Won	1,433.660	1,412.880	1,344.090	1,358.073	1,346.380	1,353.958

Schedule of Scope of Consolidation	The following table presents the Group’s scope of consolidation at December 31, 2023 and 2022:

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2023	2022
Companies consolidated on a line-by-line basis
Parent company
Ermenegildo Zegna N.V.	Amsterdam (Netherlands)	9,153,722
Italian subsidiaries
In.co. S.p.A.	Biella	4,050,000	Ermenegildo Zegna N.V.	100%	100%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2023	2022
Pelletteria Tizeta S.r.l. (3)	Sesto Fiorentino (FI)	206,816	Ermenegildo Zegna N.V. (50%) / Tom Ford International LLC (50%)	100%	50%
Lanificio Ermenegildo Zegna e Figli S.p.A.	Valdilana (BI)	3,100,000	Ermenegildo Zegna N.V.	100%	100%
Ezi S.p.A.	Milan	5,750,000	Ermenegildo Zegna N.V.	100%	100%
EZ Service S.r.l.	Valdilana (BI)	500,000	Ermenegildo Zegna N.V.	100%	100%
Bonotto S.p.A.	Colceresa (VI)	1,239,600	Ermenegildo Zegna N.V.	60%	60%
Cappellificio Cervo S.r.l.	Biella	300,000	Ermenegildo Zegna N.V.	51%	51%
Thom Browne Services Italy S.r.l.	Milan	10,000	Thom Browne Trading SA	90%	90%
Thom Browne Retail Italy S.r.l.	Milan	10,000	Thom Browne Services Italy S.r.l.	90%	90%
Gruppo Dondi S.p.A.	Carpi (MO)	1,502,800	Ermenegildo Zegna N.V.	65%	65%
Tessitura Ubertino S.r.l.	Valdilana (BI)	100,000	Ermenegildo Zegna N.V.	60%	60%
Tom Ford Distribution S.r.l. (3)	Sesto Fiorentino (FI)	117,616	Tom Ford Switzerland Sagl (85.02%) / Tom Ford International LLC (14.98%)	100%	—%
Foreign subsidiaries
Investindustrial Acquisition Corp. (“IIAC”) (6)	Cayman Islands	5,614	Ermenegildo Zegna N.V.	—%	100%
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.	Istanbul (Turkey)	32,291,439	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna H.m.b.H.	Wien (Austria)	610,000	Ermenegildo Zegna N.V.	100%	100%
Société de Textiles Astrum France S.à.r.l.	Paris (France)	500,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna GmbH	Munich (Germany)	6,577,421	Ermenegildo Zegna N.V.	100%	100%
Zegna Japan Co., LTD	Minato-Ku-Tokyo (Japan)	100,000,000	Ermenegildo Zegna N.V.	100%	100%
Fantasia (London) Limited	London (UK)	499,800	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna S.A. de C.V.	Ciudad de Mexico (Mexico)	459,600,000	Ermenegildo Zegna N.V.	100%	100%
Ezeti Portugal. S.A.	Lisbon (Portugal)	800,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Madrid S.A.	Barcelona (Spain)	901,500	Ezeti S.L.	70%	70%
Ezeti S.L.	Barcelona (Spain)	500,032	Italco S.A.	100%	100%
Italco S.A.	Sant Quirze (Spain)	1,911,300	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Czech s.r.o	Prague (Czech Republic)	1,350,000	Ermenegildo Zegna N.V.	100%	100%
Co.Ti. Service S.A.	Stabio (Switzerland)	27,940,000	Ermenegildo Zegna N.V.	100%	100%
Consitex S.A.	Stabio (Switzerland)	15,000,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Corporation	New York, NY	500,000	Ermenegildo Zegna N.V.	100%	100%
Zegna (China) Enterprise Management Co., Ltd.	Shanghai (China)	58,309,140	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna (China) Co., LTD	Shanghai (China)	50,000,000	Ermenegildo Zegna N.V.	100%	100%
Ismaco Amsterdam B.V. (6)	Amsterdam (Netherlands)	226,890	Ermenegildo Zegna N.V.	—%	100%
Ermenegildo Zegna Far-East Pte LTD	Singapore	21,776,432	Consitex S.A.	100%	100%
Ermenegildo Zegna Hong Kong LTD	Hong Kong	538,240,000	Ermenegildo Zegna N.V.	100%	100%
E.Z. Trading (Hong Kong) LTD	Hong Kong	82,120,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Canada Inc.	Toronto (Canada)	700,000	Ermenegildo Zegna N.V.	100%	100%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2023	2022
Ermenegildo Zegna Australia PTY LTD	Sydney (Australia)	18,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
E. Z. New Zealand LTD	Auckland (New Zealand)	5,800,000	Ermenegildo Zegna N.V.	100%	100%
Ezesa Argentina S.A.	Buenos Aires (Argentina)	9,421,014	Ermenegildo Zegna N.V. / Italco S.A.	100%	100%
E. Z. Thai Holding Ltd	Bangkok (Thailand)	3,000,000	Ermenegildo Zegna N.V.	49%	49%
The Italian Fashion Co. LTD	Bangkok (Thailand)	16,000,000	E. Z. Thai Holding Ltd / Ermenegildo Zegna Far-East Pte LTD	65%	65%
Zegna South Asia Private LTD	Mumbai (India)	902,316,770	Ermenegildo Zegna N.V.	51%	51%
ISMACO TEKSTİL LİMİTED ŞİRKETİ	Istanbul (Turkey)	10,000,000	Ermenegildo Zegna N.V.	100%	100%
Ezesa Brasil Participacoes LTDA	San Paolo (Brazil)	77,481,487	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna (Macau) LTD	Kowloon Bay (Hong Kong)	4,650,000	Consitex S.A.	100%	100%
Ermenegildo Zegna Malaysia Sdn. Bhd.	Kuala Lumpur (Malaysia)	3,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
Ermenegildo Zegna Maroc S.A.R.L.A.U.	Casablanca (Morocco)	530,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Vietnam LLC	Hanoi City (Vietnam)	132,294,900,000	Ermenegildo Zegna N.V.	90%	90%
Zegna Gulf Trading LLC	Dubai (UAE)	300,000	Consitex S.A.	49%	49%
EZ US Holding Inc.	Wilmington (U.S.A.)	1,000,099	Ermenegildo Zegna N.V.	100%	100%
E.Zegna Attica Single Member Societé Anonyme	Athens (Greece)	650,000	Ermenegildo Zegna N.V.	100%	100%
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait City (Kuwait)	125,000	Zegna Gulf Trading LLC	49%	49%
Zegna Denmark ApS (2)	Aarhus (Denmark)	400,000	Ermenegildo Zegna N.V.	100%	—%
EZ CA Holding Corp.	Toronto (Canada)	1,000	Ermenegildo Zegna N.V.	100%	—%
Thom Browne Inc.	Wilmington (U.S.A.)	5,510	Ermenegildo Zegna N.V.	90%	90%
Thom Browne Japan Inc.	Tokyo (Japan)	1,000,000	Thom Browne Inc.	90%	90%
Thom Browne Trading SA	Stabio (Switzerland)	100,000	Thom Browne Inc.	90%	90%
Thom Browne France Services	Paris (France)	50,000	Thom Browne Trading SA	90%	90%
Thom Browne UK Limited	Beckenham (UK)	1	Thom Browne Trading SA	90%	90%
Thom Browne (China) Co., Ltd.(*)	Shanghai (China)	900,000	Thom Browne Trading SA	90%	90%
Thom Browne (Macau) Limited	Hong Kong	500,000	Thom Browne Trading SA	90%	90%
Thom Browne Canada	Vancouver (Canada)	100	Thom Browne Trading SA	90%	90%
Thom Browne Hong Kong Limited	Hong Kong	500,000	Thom Browne Trading SA	90%	90%
Thom Browne Eyewear (T.B.E.) SA	Stabio (Switzerland)	1,000,000	Thom Browne Trading SA	90%	90%
Thom Browne Eyewear France SAS	Paris (France)	40,000	Thom Browne Eyewear SA	90%	90%
Thom Browne Korea Ltd. (5)	Seoul (South Korea)	100,000,000	Thom Browne Trading SA	90%	—%
Tom Ford International LLC (3)	Delaware (U.S.A.)	10,000,000	EZ US Holding Inc	100%	15%
Tom Ford Switzerland (3)	Stabio (Switzerland)	1,000,000	Tom Ford International LLC	100%	—%
Tom Ford Showroom Limited (3)	London (UK)	1	Tom Ford Distribution S.r.l.	100%	—%
Tom Ford Retail UK Limited (3)	London (UK)	1	Tom Ford International LLC	100%	—%
Tom Ford Studio Limited (3)	London (UK)	50,000	Tom Ford International LLC	100%	—%
Tom Ford Property Limited (3)	London (UK)	1	Tom Ford International LLC	100%	—%
Tom Ford Retail LLC (3)	New York (U.S.A.)	2,060,000	Tom Ford International LLC	100%	—%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2023	2022
Tom Ford Retail Hong Kong Limited (3)	Hong Kong	300,000	Tom Ford International LLC	100%	—%
Tom Ford Hong Kong Limited (3)	Hong Kong	1,000	Tom Ford International LLC	100%	—%
Tom Ford Retail Macau Limited (3)	Macau	25,000	Tom Ford Retail Hong Kong Limited (96%) / Tom Ford Hong Kong Limited (4%)	100%	—%
Tom Ford Retail Korea (Yuhan Hoesa) (3)	Seoul (Korea)	50,000,000	Tom Ford International LLC	100%	—%
Tom Ford Retail Japan GK (Godo Kaisha) (3)	Tokyo (Japan)	10,000,000	Tom Ford International LLC	100%	—%
Tom Ford Clothing Retail Shanghai Company Limited (3)	Shanghai (China)	13,500,000	Tom Ford Retail Hong Kong Limited	100%	—%
Italian associates and joint arrangements
Filati Biagioli Modesto S.r.l.	Montale (PT)	7,900,000	Ermenegildo Zegna N.V.	40%	40%
Luigi Fedeli e Figlio S.r.l. (7)	Monza (MB)	3,358,000	Ermenegildo Zegna N.V.	15%	—%
Foreign associates and joint arrangements
Norda Run Inc (1)	Toronto (Canada)	9,696,528	EZ CA Holding Corp.	25%	—%
Other investments valued at fair value
Acquedotto Piancone S.r.l.	Valdilana (BI)	42,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	67%	67%
Pettinatura di Verrone S.r.l.	Verrone (BI)	3,000,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	15%	15%
Sharmoon.EZ.Garments Co. Ltd	Wenzhou (China)	100,000,000	Ermenegildo Zegna N.V.	50%	50%
F2 S.r.l.	Schio (VI)	90,000	Bonotto S.p.A.	29%	29%
Consorzio Re.Crea (4)	Milan	712,000	Ermenegildo Zegna N.V.	15%	17%
_________________
(*)     Formerly known as Tailoring Luxury Co. Ltd.

The following changes in the scope of consolidation of the Group occurred during the year ended December 31, 2023:
(1)In March 2023, the Group completed the acquisition of a 25% minority stake interest in Canadian technical trail running shoe company Norda Run Inc. (“Norda”) for consideration of $7.1 million, with the option to gradually increase its stake over the next nine years. Management has determined that it has significant influence over Norda as a result of its 25% minority equity interest and the Group accounts for its investment in Norda using the equity method. EZ CA Holding Corporation, a limited liability company based in Canada and fully owned by Ermenegildo Zegna N.V. was incorporated in March 2023, primarily to manage the acquisition of Norda.
(2)In March 2023, Zegna Denmark ApS, a limited liability company based in Denmark and fully owned by Ermenegildo Zegna N.V. was incorporated, primarily to manage the operating activities in Denmark. The Group held a 100% interest in the company at December 31, 2023.
(3)In April 2023, the Group completed the TFI Acquisition, through which it acquired the company that owns and operates the TOM FORD FASHION business, as part of a transaction in which sole ownership of the TOM FORD brand, its trademarks, and other intellectual property rights have been acquired by The Estée Lauder Companies Inc. (“ELC”). Before the completion of the TFI Acquisition, the Group already owned 15% of TFI, through its fully owned subsidiary EZ US Holding Inc., and, through the TFI Acquisition it acquired the remaining 85% equity interest. As a result of the TFI Acquisition, the Group also obtained 100% of Pelletteria Tizeta, for which it previously held a 50% interest and accounted for the investment using the equity method, with the remaining 50% interest owned by TFI and being acquired by the Group through the TFI Acquisition. For additional information relating to the TFI Acquisition and the acquisition method of accounting for the transaction, see Note 24 — Business combinations.
(4)In 2023, the interest held in Consorzio Re.Crea was reduced from 16.7% at December 31, 2022 to 15.5% due to the entrance of new consortium members in the company.
(5)In March 2023, Thom Browne Korea Ltd., a limited liability company fully owned by Thom Browne Trading SA, was incorporated. On July 1, 2023, Thom Browne began directly operating its business in South Korea and its network of 17 stores through the company, with the external support from the former franchise partner. The Group held a 90% interest in the company at December 31, 2023.
(6)On April 6, 2023 and April 20, 2023, respectively, Investindustrial Acquisition Corp. and Ismaco Amsterdam B.V. were liquidated.
(7)On September 5, 2023, Ermenegildo Zegna Group and Prada Group completed the previously announced acquisition of a 30% interest in Luigi Fedeli e Figlio S.r.l., the world-renowned maker of fine Italian knitwear and yarns, with each group acquiring 15% of the company. The Group paid consideration of €4.7 million for 15% of the company. The Group accounts for this investment under the equity method based on its representation on the board of directors of the company and its participation in policy-making processes.

Schedule of Estimated Useful Lives of the Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Category of Property, Plant and Equipment	Depreciation Rate
Buildings	3% - 10%
Plants and machinery	12.5% - 17.5%
Industrial and commercial equipment	20% - 25%
Leasehold improvements	10.0% - 25.0%
Other tangible assets	10% - 25%

Schedule of Intangible Assets with a Definite Useful Life
Intangible assets with a definite useful life are amortized on a straight-line basis at the following rates:

Category of Intangible Assets with a Finite Useful Life	Depreciation Rate
Concessions, licenses, trademarks and patents	2.5% - 25.0%
Software	10% - 33%
Know how	20%
Development costs and other intangibles	10% - 33%